Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Financial instruments
Carrying amount of financial assets	€ 5,801,166	€ 5,845,634
Carrying amount of financial liabilities	13,922,603	13,400,213
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	9,523,347	9,091,942
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	54,125	21,872
Not classified
Financial instruments
Carrying amount of financial liabilities	4,345,131	4,286,399
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities	754,542	722,974
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	754,542	722,974
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities	119,584	97,951
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	119,584	97,951
Short-term debt
Financial instruments
Carrying amount of financial liabilities	120,969	17,015
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	120,969	17,015
Long-term debt
Financial instruments
Carrying amount of financial liabilities	7,416,042	7,287,881
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities	6,712,141	6,716,223
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities	356,375	318,336
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	7,416,042	7,287,881
Lease liabilities
Financial instruments
Carrying amount of financial liabilities	3,492,396	3,490,709
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	3,492,396	3,490,709
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities	2,019,070	1,783,683
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,112,210	966,121
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	54,125	21,872
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	852,735	795,690
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities	18,640	2,647
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	18,640	2,647
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities	18,640	2,647
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities	43,079	9,147
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities	43,079	9,147
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	43,079	9,147
Derivatives embedded in vPPAs
Financial instruments
Carrying amount of financial liabilities	5,543	9,463
Derivatives embedded in vPPAs | Level 3
Financial instruments
Fair value of financial liabilities	5,543	9,463
Derivatives embedded in vPPAs | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	5,543	9,463
Variable payments outstanding for acquisitions
Financial instruments
Carrying amount of financial liabilities	5,503	3,262
Variable payments outstanding for acquisitions | Level 3
Financial instruments
Fair value of financial liabilities	5,503	3,262
Variable payments outstanding for acquisitions | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities	5,503	3,262
Put option liabilities
Financial instruments
Carrying amount of financial liabilities	834,095	793,043
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities	834,095	793,043
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities	834,095	793,043
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities	1,112,210	966,121
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities	1,112,210	966,121
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	4,709,272	4,756,889
FVPL - Assets
Financial instruments
Carrying amount of financial assets	501,108	481,357
FVOCI - Assets
Financial instruments
Carrying amount of financial assets	399,206	414,792
Not classified
Financial instruments
Carrying amount of financial assets	191,580	192,596
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets	1,239,145	1,599,113
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets	268,618	257,992
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	970,527	1,341,121
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets	268,618	257,992
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets	3,519,406	3,107,503
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	3,427,088	3,018,004
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets	92,318	89,499
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets	29,498	32,683
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	29,498	32,683
Other current and non-current assets
Financial instruments
Carrying amount of financial assets	1,013,117	1,106,335
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	282,159	365,081
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	232,490	223,365
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	399,206	414,792
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets	99,262	103,097
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets	10,847	13,856
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets	10,847	13,856
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets	10,847	13,856
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets	19,073	11,546
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets	19,073	11,546
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	19,073	11,546
Derivatives embedded in vPPAs
Financial instruments
Carrying amount of financial assets	3,896	7,730
Derivatives embedded in vPPAs | Level 3
Financial instruments
Fair value of financial assets	3,896	7,730
Derivatives embedded in vPPAs | FVPL - Assets
Financial instruments
Carrying amount of financial assets	3,896	7,730
Equity investments
Financial instruments
Carrying amount of financial assets	86,173	89,508
Equity investments | Level 1
Financial instruments
Fair value of financial assets	9,860	15,239
Equity investments | Level 2
Financial instruments
Fair value of financial assets	60,596	60,498
Equity investments | Level 3
Financial instruments
Fair value of financial assets	15,717	13,771
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets	27,578	31,011
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	58,595	58,497
Debt securities
Financial instruments
Carrying amount of financial assets	417,757	430,219
Debt securities | Level 1
Financial instruments
Fair value of financial assets	417,757	430,219
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets	77,146	73,924
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets	340,611	356,295
Other financial assets
Financial instruments
Carrying amount of financial assets	475,371	553,476
Other financial assets | Level 3
Financial instruments
Fair value of financial assets	104,797	99,154
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets	282,159	365,081
Other financial assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets	104,797	99,154
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets	€ 88,415	€ 89,241